Securitisation, covered bonds and other transferred assets (Tables)	12 Months Ended
Sep. 30, 2021
Securitisation, covered bonds and other transferred assets
Schedule of assets transferred and the associated liabilities

			For those liabilities that only have
			recourse to the transferred assets:
	Carrying	Carrying	Fair	Fair
	amount of	amount of	value of	value of	Net fair
	transferred	associated	transferred	associated	value
$m	assets	liabilities	assets	liabilities	position
Consolidated
2021
Securitisation[1]	5,016	5,000	5,035	5,044	(9)
Covered bonds[2]	35,287	31,374	n/a	n/a	n/a
Repurchase agreements	52,213	35,899	n/a	n/a	n/a
Total	92,516	72,273	5,035	5,044	(9)
2020
Securitisation[1]	8,029	8,000	8,072	7,994	78
Covered bonds[2]	43,654	36,051	n/a	n/a	n/a
Repurchase agreements	36,727	27,763	n/a	n/a	n/a
Total	88,410	71,814	8,072	7,994	78

Parent Entity
2021
Securitisation[1]	142,724	142,172	142,891	148,574	(5,683)
Covered bonds[2]	28,109	27,234	n/a	n/a	n/a
Repurchase agreements	49,262	33,346	n/a	n/a	n/a
Total	220,095	202,752	142,891	148,574	(5,683)
2020
Securitisation[1]	141,660	141,000	141,991	138,870	3,121
Covered bonds[2]	36,689	31,926	n/a	n/a	n/a
Repurchase agreements	36,727	27,763	n/a	n/a	n/a
Total	215,076	200,689	141,991	138,870	3,121

1.	The carrying amount of assets securitised exceeds the amount of notes issued primarily because the carrying amount includes both principal and income received from the transferred assets.
2.

The difference between the carrying values of covered bonds and the assets pledged reflects the over-collateralisation required to maintain the ratings of the covered bonds and also additional assets to allow immediate issuance of additional covered bonds if required. These additional assets can be repurchased by Westpac at its discretion, subject to the conditions set out in the transaction documents.